CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Consolidated Statements Of Operations And Comprehensive Loss
License Fees and Royalties			$ 760,329
TOTAL REVENUES			760,329
General and Administrative Expenses	$ 765,691	$ 1,076,086	994,931
Goodwill impairment (Note 15)			$ 19,425,346
Stock-based Compensation	$ 485,912	$ 2,692,960
Depreciation	4,793	4,804	$ 3,452
LOSS FROM OPERATIONS	(1,256,396)	(3,773,850)	(19,663,400)
OTHER INCOME
Other income	20,227	13,364	106,377
Interest income	146	409	2,704
OTHER EXPENSES
Interest Expense, net	(119,102)	(96,670)	(88,348)
LOSS BEFORE INCOME TAXES	$ (1,355,125)	$ (3,856,747)	$ (19,642,667)
INCOME TAX (Note 10)
Net Loss	$ (1,355,125)	$ (3,856,747)	$ (19,642,667)
Net (Income)/Loss attributable to Non-Controlling interests	(15,625)	(15,624)	(15,620)
Net Gain/(Loss) attributable to UMeWorld Limited Stockholders	(1,370,750)	(3,872,371)	(19,658,287)
Comprehensive Loss
Net Gain/(Loss)	(1,370,750)	(3,872,371)	(19,658,287)
Translation Adjustment	(2,118)	1,174	4,346
Comprehensive Gain/(Loss)	(1,372,868)	(3,871,197)	(19,653,941)
Comprehensive Income Attributable to Non-Controlling Interests	(424)	235	(869)
Comprehensive Gain/(Loss) Attributable to UMeWorld Limited Stockholders	$ (1,373,292)	$ (3,870,962)	$ (19,654,810)
Per Share Data
Net Loss Per Share, basic and diluted	$ (0.0154)	$ (0.0435)	$ (0.2208)
Weighted Average Number of Common Shares Outstanding	89,036,000	89,036,000	89,036,000